Retirement Plans and Postretirement Costs (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Jul. 02, 2017	Jul. 03, 2016	Jun. 28, 2015
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Expected return on plan assets	5.45%
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Amortization of prior service (cost) credits	$ 753	$ 753
Amortization of unrecognized net loss	(3,766)	(3,059)
Pension and SERP Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST (CREDIT):
Service cost	54	50	$ 64
Interest cost	3,926	4,387	4,173
Expected return on plan assets	(5,854)	(5,509)	(6,174)
Amortization of prior service cost (credit)	11	11	11
Amortization of unrecognized net loss	3,228	2,443	2,775
Net periodic benefit cost (credit)	$ 1,365	$ 1,382	849
Benefit Obligations:
Benefit Obligations, Discount rate	3.91%	3.79%
Benefit Obligations, Rate of compensation increases - SERP	3.00%	3.00%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate	3.79%	4.53%
Net Periodic Benefit Cost, Expected return on plan assets	5.45%	5.45%
Net Periodic Benefit Cost, Rate of compensation increases - SERP	3.00%	3.00%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$ 106,152	$ 99,329
Service cost	54	50	64
Interest cost	3,926	4,387	4,173
Actuarial (gain) loss	(4,342)	6,783
Benefits paid	(4,524)	(4,397)
Benefit obligation at end of year	101,266	106,152	99,329
CHANGE IN PLAN ASSETS:
Fair value of plan assets at beginning of year	104,460	105,472
Actual return on plan assets	7,574	371
Employer contribution	5,014	3,014
Benefits paid	(4,524)	(4,397)
Fair value of plan assets at end of year	112,524	104,460	105,472
Funded status – prepaid (accrued) benefit obligations	11,258	(1,692)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Other long-term assets	13,082	72
Accrued payroll and benefits (current liabilities)	(332)	(299)
Accrued benefit obligations (long-term liabilities)	(1,492)	(1,465)
Net amount recognized	11,258	(1,692)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost (credit)	1,365	1,382	849
Net actuarial (gain) loss	(6,063)	11,921
Amortization of prior service (cost) credits	(11)	(11)
Amortization of unrecognized net loss	(3,228)	(2,443)
Total recognized in other comprehensive (income) loss, before tax	(9,302)	9,467
Total recognized in net periodic benefit cost and other comprehensive (income) loss, before tax	(7,937)	10,849
Postretirement Benefits
COMPONENTS OF NET PERIODIC BENEFIT COST (CREDIT):
Service cost	13	12	14
Interest cost	55	87	114
Amortization of prior service cost (credit)	(764)	(764)	(764)
Amortization of unrecognized net loss	538	616	693
Net periodic benefit cost (credit)	$ (158)	$ (49)	57
Benefit Obligations:
Benefit Obligations, Discount rate	3.91%	3.79%
Net Periodic Benefit Cost:
Net Periodic Benefit Cost, Discount rate	3.79%	4.53%
CHANGE IN PROJECTED BENEFIT OBLIGATION:
Benefit obligation at beginning of year	$ 1,602	$ 2,179
Service cost	13	12	14
Interest cost	55	87	114
Actuarial (gain) loss	(80)	(281)
Benefits paid	(322)	(395)
Benefit obligation at end of year	1,268	1,602	2,179
CHANGE IN PLAN ASSETS:
Employer contribution	322	395
Benefits paid	(322)	(395)
Funded status – prepaid (accrued) benefit obligations	(1,268)	(1,602)
AMOUNTS RECOGNIZED IN CONSOLIDATED BALANCE SHEETS:
Accrued payroll and benefits (current liabilities)	(265)	(340)
Accrued benefit obligations (long-term liabilities)	(1,003)	(1,262)
Net amount recognized	(1,268)	(1,602)
CHANGES IN PLAN ASSETS AND BENEFIT OBLIGATIONS RECOGNIZED IN OTHER COMPREHENSIVE INCOME:
Net periodic benefit cost (credit)	(158)	(49)	$ 57
Net actuarial (gain) loss	(80)	(281)
Amortization of prior service (cost) credits	764	764
Amortization of unrecognized net loss	(538)	(616)
Total recognized in other comprehensive (income) loss, before tax	146	(133)
Total recognized in net periodic benefit cost and other comprehensive (income) loss, before tax	$ (12)	$ (182)